Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 13, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Proceeds from convertible debt		$ 1,275,000	$ 2,500,000
Subsequent Event [Member] | Convertible redeemable promissory note [Member]
Subsequent Event [Line Items]
Proceeds from convertible debt	$ 448,333
Interest rate	7.00%
Maturity Date	Mar. 13, 2021
Debt discount	$ 33,000
Common stock conversion price	$ 0.25
Percentage of conversion price	68.00%
Common stock closing price	$ 0.30
Amount of Fixed monthly amortizing payments	$ 25,000
Subsequent Event [Member] | Convertible redeemable promissory note [Member] | Note Two [Member]
Subsequent Event [Line Items]
Interest rate	7.00%
Maturity Date	Mar. 19, 2021
Debt discount	$ 18,833